CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 2,129,013	$ 2,153,028	$ 1,129,863
Restricted cash	19,332
Accounts receivable, net	543,785	20,212	30,440
Inventory	975,000	427,516	347,945
Other current assets	203,625	700,599	533,481
Total current assets	3,870,755	3,301,355	2,041,729
Property and equipment, net	186,765	252,246	502,146
Licenses, net	230,677	200,000
Intangible assets, net	152,338	126,344	53,288
Lease deposits	48,577	52,152	49,376
Deferred offering costs	201,038		14,982
Operating lease right of use assets	125,258	331,419
Total other assets	757,888	709,915	117,646
Total assets	4,815,408	4,263,516	2,661,521
Accounts payable	3,024,023	2,322,198	1,111,929
Current Liabilities:
Operating lease liabilities	183,995	489,407
Long-Term Liabilities:
Accrued expenses and other current liabilities	2,419,468	2,762,799	2,188,271
Stockholders’ Deficit:
Secured promissory note, net of debt discount	11,453,047	10,106,895	10,063,208
Deferred revenue	309,218	378,850
Derivative liability	169,229
Notes payable	370,051		3,882,868
Total current liabilities	17,929,031	16,060,149	17,246,276
Notes payable	596,040	539,921	300,000
Accrued interest	35,471	41,239
Operating lease liabilities, net of current		52,449
Total long-term liabilities	631,511	633,609	300,000
Total liabilities	18,560,542	16,693,758	17,546,276
Commitments and Contingencies
Preferred stock value
Common stock value	1,980	1,976	1,682
Additional paid in capital	47,378,024	39,339,449	17,495,098
Accumulated deficit	(61,125,373)	(51,771,667)	(32,381,535)
Total stockholders’ deficit	(13,745,134)	(12,430,242)	(14,884,755)
Total liabilities and stockholders’ deficit	4,815,408	$ 4,263,516	$ 2,661,521
Series A Preferred Stock
Stockholders’ Deficit:
Preferred stock value	$ 235